Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000206641 | Globe Life, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206641 | Republic Services, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206641 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Kimberly Clark Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Roper Technologies, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Regeneron Pharmaceuticals, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Waste Management, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206641 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000206641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000206641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000206641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000206644 | Kimberly Clark Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206644 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206644 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | Waste Management, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | Otis Worldwide Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | The Southern Co._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | Intercontinental Exchange, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206644 | Reinsurance Group of America, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206644 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000206644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000206644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000206644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000206642 | Kirby Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206642 | MGIC Investment Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206642 | Ryan Specialty Holdings, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206642 | American States Water Co._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206642 | J & J Snack Foods Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206642 | Spire, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206642 | Axis Capital Holdings Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206642 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206642 | NMI Holdings, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206642 | Seaboard Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000206642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000206642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206643 | London Stock Exchange Group PLC_
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | United Overseas Bank Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | Generali_
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206643 | RELX PLC_
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206643 | Wolters Kluwer N.V._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206643 | SoftBank Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206643 | Swisscom AG_Registered
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000206643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000206643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228884 | Kimberly Clark Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228884 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228884 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | Waste Management, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | Otis Worldwide Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | The Southern Co._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | Intercontinental Exchange, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228884 | Reinsurance Group of America, Inc._
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228884 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000228884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000228884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000228884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000228883 | Globe Life, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228883 | Republic Services, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228883 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Kimberly Clark Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Roper Technologies, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Regeneron Pharmaceuticals, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Waste Management, Inc._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228883 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000228883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000240441 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240441 | ACS Actividades de Construccion y Servicios SA_
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240441 | Keyera Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240441 | Westpac Banking Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240441 | ANZ Group Holdings Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240441 | SFL Corp. Ltd._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240441 | Redeia Corp. SA_
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240441 | Mediobanca Banca di Credito Finanziario SpA_
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240441 | SSE PLC_
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240441 | Black Hills Corp._
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240441 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000240441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000240441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000240441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%